Taxation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxation [Line Items]
Domestic enterprises and foreign enterprises percentage	15.00%
Net operating loss carryforwards		$ 68,530,149	$ 50,807,137
Deferred tax assets net operating loss carryforwards		9,730,306	$ 9,048,531
Tax loss		3,059,942
December 31, 2028 [Member]
Taxation [Line Items]
Net operating loss carryforwards		23,182,239
December 31, 2033 [Member]
Taxation [Line Items]
Net operating loss carryforwards		$ 30,761,066
Hong Kong [Member]
Taxation [Line Items]
Assessable profits percentage	8.25%
Assessable profits percentage	16.50%
Assessable profits for tax (in Dollars)	$ 2
Hong Kong [Member] | Maximum [Member]
Taxation [Line Items]
Assessable profits for tax (in Dollars)	$ 2
PRC [Member]
Taxation [Line Items]
Domestic enterprises and foreign enterprises percentage	25.00%